EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		6 Months Ended
	Jul. 31, 2018	Jul. 16, 2018	May 15, 2018	Feb. 28, 2018	Jun. 01, 2017	Aug. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance									$ 167,760	$ 163,090
Net loss attributable to PNGPC							$ (1,084)	$ (1,150)	(2,363)	(2,644)
Contributions to PNGPC									4,193	7,852
Allocation of PNGPC assets acquired to unitholders										0
Distributions to PBF LLC related to the PNGPC Acquisition										(11,600)
Quarterly distributions to unitholders (including IDRs)									(47,251)	(41,537)
Distributions declared							(26,215)	(22,107)	(50,140)	(43,373)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									49,712	55,338
Unit-based compensation expense									3,497	3,708
Partners' Capital Account, Exchanges and Conversions										0
Other									(1,059)
Ending balance							163,239		163,239
Cash distribution			$ 23,553	$ 23,058
Cash distribution (in dollars per share)			$ 0.4900	$ 0.4850
PNGPC Predecessor [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss attributable to PNGPC										(150)
Development Assets Predecessor [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance									10,665
Net loss attributable to PNGPC							(1,084)	(1,150)	(2,363)	(2,494)
Ending balance							12,495		12,495
TVPC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared									(11,250)
PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared										(12,254)
General Partner [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance									10,665	16,750
Net loss attributable to PNGPC									(2,363)
Contributions to PNGPC									4,193	7,852
Allocation of PNGPC assets acquired to unitholders										(11,538)
Distributions to PBF LLC related to the PNGPC Acquisition										0
Quarterly distributions to unitholders (including IDRs)									0	0
Distributions declared									0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									0	0
Unit-based compensation expense									0	0
Partners' Capital Account, Exchanges and Conversions										0
Other									0	0
Ending balance							$ 12,495	$ 10,420	$ 12,495	10,420
General Partner [Member] | PNGPC Predecessor [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss attributable to PNGPC										150
General Partner [Member] | Development Assets Predecessor [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss attributable to PNGPC										$ 2,494
Limited Partner, Public [Member]
Capital Unit [Line Items]
Limited partner interest percentage							56.10%		56.10%
Increase (Decrease) in Partners' Capital [Roll Forward]
Cash distribution			$ 11,553	$ 11,369
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Cash distribution			$ 12,000	$ 11,689
Common Units [Member]
Capital Unit [Line Items]
Common units outstanding							42,073,062	41,890,487	42,073,062	41,890,487	41,900,708	41,900,708	25,876,472	25,844,118
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared							$ (22,800)	$ (20,000)	$ (43,770)	$ (32,272)
Common Units [Member] | Public Unit Holders [Member]
Capital Unit [Line Items]
Units owned							23,613,565		23,613,565
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Units owned							18,459,497		18,459,497
Common Units [Member] | Limited Partner [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance									$ (17,544)	241,275
Net loss attributable to PNGPC									0
Contributions to PNGPC									0	0
Allocation of PNGPC assets acquired to unitholders										11,592
Distributions to PBF LLC related to the PNGPC Acquisition										(11,600)
Quarterly distributions to unitholders (including IDRs)									(41,560)	24,129
Distributions declared									0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									34,957	29,963
Unit-based compensation expense									3,497	3,708
Partners' Capital Account, Exchanges and Conversions										(276,433)
Other									(1,059)	(4)
Ending balance							$ (21,709)	$ (25,628)	(21,709)	(25,628)
Common Units [Member] | Limited Partner [Member] | PNGPC Predecessor [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss attributable to PNGPC										0
Common Units [Member] | Limited Partner [Member] | Development Assets Predecessor [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Net loss attributable to PNGPC										$ 0
Subordinated Units [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Common units outstanding								0		0			15,886,553	15,886,553
Partners' Capital Account, Units, Converted								(15,886,553)		(15,886,553)
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance										$ (276,083)
Net loss attributable to PNGPC										0
Contributions to PNGPC										0
Allocation of PNGPC assets acquired to unitholders										(54)
Distributions to PBF LLC related to the PNGPC Acquisition										0
Quarterly distributions to unitholders (including IDRs)										(14,457)
Distributions declared										0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest										14,163
Unit-based compensation expense										0
Partners' Capital Account, Exchanges and Conversions										276,433
Other										(1)
Ending balance								$ 2,107		$ 2,107
Stock Issued During Period, Shares, New Issues								0		0
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Other										$ (2)
Ending balance								$ 0		0
Limited Partner, Subordinated Units [Member]
Capital Unit [Line Items]
Partners' Capital Account, Units, Converted					15,886,553
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions declared							0	0	0	(7,308)
Incentive Distribution Rights [Member] | PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance									2,736	1,266
Net loss attributable to PNGPC									0	0
Contributions to PNGPC									0	0
Allocation of PNGPC assets acquired to unitholders										0
Distributions to PBF LLC related to the PNGPC Acquisition										0
Quarterly distributions to unitholders (including IDRs)									(5,691)	(2,951)
Distributions declared									0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									6,370	3,793
Unit-based compensation expense									0	0
Partners' Capital Account, Exchanges and Conversions										0
Other									0	(1,000)
Ending balance							3,415	174,047	3,415	174,047
Noncontrolling Interest [Member] | PBF LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Beginning balance									171,903	179,882
Net loss attributable to PNGPC									0	0
Contributions to PNGPC									0	0
Allocation of PNGPC assets acquired to unitholders										0
Distributions to PBF LLC related to the PNGPC Acquisition										0
Quarterly distributions to unitholders (including IDRs)									0	0
Distributions declared									(11,250)	(12,254)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									8,385	7,419
Unit-based compensation expense									0	0
Partners' Capital Account, Exchanges and Conversions										0
Other									0	(1,007)
Ending balance							$ 169,038	$ 160,946	$ 169,038	$ 160,946
Torrance Valley Pipeline Company LLC [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage						50.00%
Noncontrolling Interest in Variable Interest Entity						50.00%
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Capital Unit [Line Items]
Limited partner interest percentage							43.90%		43.90%
Phantom Unit Award [Member] | Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Shares, Issued												217,171
Partners' Capital Account, Units, Converted							0	15,886,553	0	15,886,553
Increase (Decrease) in Partners' Capital [Roll Forward]
Stock Issued During Period, Shares, New Issues							172,354	127,462	172,354	159,816
Subsequent Event [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Stock Issued During Period, Shares, New Issues		1,775,750
Stock Issued During Period, Value, New Issues		$ 35,000
Subsequent Event [Member] | Development Assets Acquisition [Member]
Increase (Decrease) in Partners' Capital [Roll Forward]
Stock Issued During Period, Shares, New Issues	1,494,134
Stock Issued During Period, Value, New Issues	$ 31,586